TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Schedule of transactions with related parties

Name of the Parties	Operation Date	Contract Purpose	Transaction Amount
Chesf, Eletronorte, CGT Eletrosul and Funas (Cedentes); Electropar; and Eletrobras (intervening / consenting)	02/19/2020	Assignment of the right to use, for a fee, infrastructure of the electricity transmission system, as well as activated optical fibers.

Assignors - R$48.00 per kilometer of activated fiber and fiber optic pair made available for activation in favor of Eletronet. Eletropar - Application of the 2% percentage on the monthly net amount received from Eletronet.

Eletropar and Eletronet; Eletrobras (intervening / consenting)	02/20/2020	Constitution by Eletropar in favor of Eletronet of the right of access, against payment, to the infrastructure of the electricity transmission system and to the activated optical fibers.	Eletropar - Gross amount of R$48.00 per kilometer of fiber pair activated and fiber optic available for activation.
Eletronorte and CGTEletrosul	06/26/2020	Execution of the Debt Confession Term referring to the open invoices of CGT Eletrosul with Eletronorte, resulting from the Electricity Purchase Contracts in the Free Contracting Environment.	152,992
Eletronorte and Amazonas GT	07/24/2020	Signing of a contract formalizing a mutual loan from Eletronorte to Amazonas GT to reinforce the Borrower's cash.	100,000

Schedule of remuneration to key personnel

	12/31/2020	12/31/2019	12/31/2018

Short-term benefits	38,903	42,181	42,448
Post-employment benefits	444	453	1,058
Other long-term benefits	383	—	7
Employment contract termination benefits	41	—	—
Total	39,771	42,634	43,513

Schedule of maximum minimum and average remuneration for managers and employees

	12/31/2020	12/31/2019
Management payment
Higher management payment	72	54
Lower management payment	5	5
Average directors payment	38	38

Employees payment
Higher employees payment	136	72
Lower employee payment	2	2
Average employees payment	13	11

Government Agencies
Disclosure of transactions between related parties [line items]
Schedule of transactions with related parties

	12/31/2020		12/31/2019
NATURE OF THE OPERATION	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Reimbursement Obligations
Federal Government	5,588,131	—	5,464,005	—
Loans and Financing Payable
Federal Government - Banco do Brasil	—	2,505,777	—	3,581,431
Federal Government - Caixa Econômica Federal (a.1)	—	4,769,371	—	6,193,508
Federal Public Power - BNDES (a.2)	—	5,245,281	—	6,111,435
Federal Government - Global Reversion Reserve (a.3)	—	2,314,672	—	3,599,238
Federal Government - Petrobras (b)	—	7,121,333	—	8,928,835
Reimbursement Obligations (c)
National Treasury - Itaipu	—	5,306,972	—	5,492,860
Total	5,588,131	27,263,406	5,464,005	33,907,307

Jointly-controlled and associated companies
Disclosure of transactions between related parties [line items]
Schedule of transactions with related parties

	Balances and Transactions by Nature
	12/31/2020			12/31/2019
	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Customers	59,147	—	—	55,360	—	—
Accounts receivable	20,628	—	—	12,492	—	—
Advance for future capital increase	1,540	—	—	181,257	—	—
Dividens/JCP receivable	333,997	—	—	205,540	—	—
Loans and financing	4,296,503	—	—	5,865,035	—	—
Other Assets	48,649	—	—	162,770	—	—
Suppliers	—	44,279	—	—	34,913	—
Provisions	—	1,129,242	—	—	818,164	—
Contributions payable - sponsor	—	—	—	—	14,875	—
Bills to pay	—	29,877	—	—	820	—
Accounts payable	—	1,901	—	—	1,999	—
Revenue from generation	—	—	—	—	—	2,729
Revenue from the use of electric energy	—	—	394,725	—	—	598,004
Revenue from energy sales	—	—	85,315	—	—	81,576
Revenue from service provision	—	—	116,580	—	—	104,692
Other revenue	—	—	12,649	—	—	1,210
Energy purchased for resale	—	—	(809,451)	—	—	(748,229)
Fees for the use of the network	—	—	(93,536)	—	—	(106,887)
Charges	—	—	(4,001)	—	—	(4,078)
Other expenses	—	—	(327,528)	—	—	(328)
Revenue from interest, fees, charges and exchange variation	—	—	2,140,449	—	—	762,311
Financial revenue	—	—	437	—	—	6,308
Financial expenses	—	—	—	—	—	(4)
Total	4,760,464	1,205,299	1,515,639	6,482,454	870,771	697,304

	Balances and Transactions by Entity
	12/31/2020			12/31/2019
	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Baguari	355	—	450	362	—	435
Belo Monte Transmissora	34,674	2,738	(50,568)	14,363	2,664	(36,491)
Caldas Novas Transmissão	483	2	692	1,248	2	467
CEB Lajeado	12,150	—	—	19,589	—	—
CEEE-D	10,270	—	770	12,490	—	955
Chapecoense Geração	740	—	—	29,830	—	—
Companhia Energética Sinop	1,071	772	(5,207)	914	388	(3,310)
Companhia Hidrelétrica Teles Pires	4,996	17,221	(149,448)	6,371	9,560	(179,165)
Centro de Soluções Estratégicas - CSE	1,697	—	3,445	—	—
Eletros (a)	—	1,129,242	(4,001)	—	833,039	(4,078)
EMAE	92,174	—	—	4,456	—	—
Empresa de Energia São Manuel	1,446	3,440	(95,137)	1,339	3,346	(25,486)
Energia Olímpica	—	—	(1,673)	428	—	93
Enerpeixe	12,259	10,249	(112,221)	12,792	3,387	(33,769)
Equatorial Maranhão D	85,838	—	19,015	38,936	—	10,337
Energia Sustentável do Brasil	15,276	34,380	(368,612)	152,431	13,592	(245,174)
Foz do Chapecó	959	—	11,098	879	—	10,738
Fronteira Oeste - FOTE	341	2	428	41,325	—	682
Renewable Transenergy	8,146	134	(1,607)	11,668	131	(1,705)
Interligação Elétrica Garanhuns	8,055	263	(3,404)	—	269	(3,624)
Interligação Elétrica Madeira	5,717	3,719	(139,669)	—	2,668	(36,571)
Itaipu (b)	4,241,949	—	2,120,648	5,874,600	—	751,019
Lago Azul Transmissora	132	9	6,514	130	10	116
Lajeado Energia	100,280	—	—	23,975	—	—
Madeira Energia	—	—	9,796	—	—	—
Manaus Construtora	23,298	—	—	9,178	—	—
Mata de Santa Genebra	438	659	(128,619)	—	—	—
MGE Transmissão	5,634	78	(720)	5,634	75	(810)
Norte Brasil Transmissora de Energia	80	605	(7,738)	100	663	(8,622)
Norte Energia	39,854	—	171,256	29,270	—	267,014
Paranaíba Transmissora de Energia	6,163	338	(3,834)	5,985	341	(3,963)
Retiro Baixo Energética	5,083	—	—	7,582	—	—
Rouar	—	—	16
Santo Antônio Energia	19,725	811	230,628	18,397	—	222,851
Serra Facão Energia	—	—	68	45	—	93
Sistema de Transmissão Nordeste - STN	344	365	(1,514)	346	529	(3,462)
Tijoa Participações e Investimentos	1,187	—	12,524	873	—	16,985
Transenergia Goiás	46	28	2,003	—	—	—
Transenergia São Paulo	14,760	24	(272)	17,271	24	(282)
Transenergia Renovável	520	42	(479)	4,492	—	(527)
Transnorte	134	11	764	—	13	562
Triângulo Mineiro Transmissora	11	90	(1,108)	—	—	—
Transmissora Sul Litorânea de Energia -TSLE	4,162	17	1,428	8,075	7	1,964
Vale do São Bartolomeu	17	60	(73)	1,262	63	31
Vamcruz Participações	—	—	—	125,818	—	—
Total	4,760,464	1,205,299	1,515,639	6,482,454	870,771	697,303